UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.52%
Aerospace & Defense - 1.66%
HEICO Corp.	11,358	473,174
Total Aerospace & Defense		473,174

Air Freight & Logistics - 1.61%
Expeditors International of Washington, Inc.	12,000	459,000
Auto Components - 3.18%
BorgWarner, Inc. (a)	5,655	405,746
Gentex Corp.	22,500	501,750
Total Auto Components		907,496

Biotechnology - 7.32%
Alexion Pharmaceuticals, Inc. (a)	5,510	499,041
Alkermes PLC (a)(b)	26,000	406,120
Onyx Pharmaceuticals, Inc. (a)	11,000	503,580
Vertex Pharmaceuticals, Inc. (a)	11,250	675,450
Total Biotechnology		2,084,191

Building Products - 1.41%
Owens Corning New (a)	13,000	401,180
Capital Markets - 3.12%
Greenhill & Co., Inc.	9,000	313,830
Raymond James Financial, Inc.	16,880	576,958
Total Capital Markets		890,788

Chemicals - 1.47%
Methanex Corp. (b)	15,000	419,550
Commercial Banks - 1.64%
First Republic Bank (a)	14,880	467,232
Communications Equipment - 3.71%
Acme Packet, Inc. (a)	15,000	343,200
Aruba Networks, Inc. (a)	25,000	328,500
Finisar Corp. (a)	27,000	387,450
Total Communications Equipment		1,059,150

Construction & Engineering - 3.58%
MasTec, Inc. (a)	35,000	572,250
Quanta Services, Inc. (a)	20,000	451,600
Total Construction & Engineering		1,023,850

Diversified Consumer Services - 3.84%
Coinstar, Inc. (a)	9,190	564,542
New Oriental Education & Technology Group - ADR (a)	20,000	530,200
Total Diversified Consumer Services		1,094,742

Diversified Financial Services - 1.94%
Portfolio Recovery Associates, Inc. (a)	8,000	552,880
Electrical Equipment - 3.21%
Polypore International, Inc. (a)	11,000	406,890
Rockwell Automation, Inc.	7,000	507,570
Total Electrical Equipment		914,460

Energy Equipment & Services - 4.34%
Core Laboratories NV (b)	4,000	511,600
Oil States International, Inc. (a)	5,000	332,850
Superior Energy Services, Inc. (a)	18,230	394,497
Total Energy Equipment & Services		1,238,947

Food Products - 1.07%
Green Mountain Coffee Roasters, Inc. (a)	12,960	305,856
Health Care Equipment & Supplies - 3.51%
ABIOMED, Inc. (a)	24,000	487,920
Volcano Corporation (a)	18,000	514,620
Total Health Care Equipment & Supplies		1,002,540

Household Durables - 3.75%
Harman International Industries, Inc.	14,000	549,080
Toll Brothers, Inc. (a)	19,000	518,320
Total Household Durables		1,067,400

Internet Software & Services - 2.71%
Ancestry.com, Inc. (a)	15,000	323,100
LogMein, Inc. (a)	14,000	448,700
Total Internet Software & Services		771,800

IT Services - 1.52%
VeriFone Systems, Inc. (a)	12,000	433,320
Machinery - 3.07%
Middleby Corp. (a)	3,500	357,945
WABCO Holdings, Inc. (a)	10,000	517,600
Total Machinery		875,545

Management, Scientific, and Technical Consulting Services - 1.46%
Salesforce.com, Inc. (a)	3,000	415,860
Media - 4.06%
Discovery Communications, Inc. (a)	11,655	583,915
Imax Corp. (a)(b)	27,000	573,480
Total Media		1,157,395

Metals & Mining - 1.52%
Allegheny Technologies, Inc.	13,485	433,138
Oil, Gas & Consumable Fuels - 6.12%
Concho Resources, Inc. (a)	6,000	526,440
InterOil Corp. (a)(b)	12,220	811,531
Range Resources Corp.	7,085	406,962
Total Oil, Gas & Consumable Fuels		1,744,933

Personal Products - 3.15%
Herbalife Ltd. (b)	10,500	470,295
Nu Skin Enterprises, Inc.	10,000	428,800
Total Personal Products		899,095

Pharmaceutical and Medicine Manufacturing - 1.52%
Myriad Genetics, Inc. (a)	18,000	434,340
Pharmaceuticals - 5.44%
Elan Corp PLC - ADR (a)	40,000	558,400
Questcor Pharmaceuticals Inc Com (a)	14,000	579,600
Salix Pharmaceuticals Ltd. (a)	8,000	414,480
Total Pharmaceuticals		1,552,480

Semiconductors & Semiconductor Equipment - 5.44%
Altera Corp.	10,545	352,308
Atmel Corp. (a)	45,000	315,000
Marvell Technology Group Ltd. (a)(b)	26,000	325,780
Skyworks Solutions, Inc. (a)	20,750	557,345
Total Semiconductors & Semiconductor Equipment		1,550,433

Software - 6.62%
ANSYS, Inc. (a)	7,000	433,125
Concur Technologies, Inc. (a)	8,320	514,593
Rovi Corp. (a)	18,825	459,895
Ultimate Software Group, Inc. (a)	6,000	481,980
Total Software		1,889,593

Specialty Retail - 1.49%
Aaron's, Inc.	16,000	424,800
Textiles, Apparel & Luxury Goods - 1.04%
Lululemon Athletica, Inc. (a)	4,100	297,824
TOTAL COMMON STOCKS (Cost $26,452,710)		$27,242,992

SHORT-TERM INVESTMENTS - 2.46%
Money Market Funds - 2.46%
Fidelity Institutional Money Market Portfolio	702,176	702,176
TOTAL SHORT-TERM INVESTMENTS (Cost $702,176)		702,176

Total Investments (Cost $27,154,886) - 97.98%		27,945,168
Other Assets in Excess of Liabiliies - 2.02%		576,876
TOTAL NET ASSETS - 100.00%		$28,522,044

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

Ltd. Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV NV, Naamloze Vennootschap, is the Dutch term for public limited company.
PLC Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$27,154,886
Gross unrealized appreciation	$3,566,123
Gross unrealized depreciation	$(2,775,841)
Net unrealized appreciation	$790,282

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Bright Rock Mid Cap Fund Growth (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$27,242,992	$-	$-	$27,242,992
Short-Term Investments	702,176	-	-	702,176

Total Investments in Securities	$27,945,168	$-	$-	$27,945,168

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.90%
Aerospace & Defense - 2.40%
Lockheed Martin Corp.	28,000	2,318,400
Beverages - 2.81%
PepsiCo, Inc.	40,000	2,714,000
Chemicals - 9.72%
Air Products & Chemicals, Inc.	28,000	2,213,120
Albemarle Corp.	31,000	1,881,700
Ecolab, Inc.	50,000	3,160,500
Praxair, Inc.	20,000	2,124,800
Total Chemicals		9,380,120

Commercial Banks - 3.38%
Wells Fargo & Co.	102,000	3,269,100
Communications Equipment - 2.00%
Cisco Systems, Inc.	118,000	1,926,940
Computers & Peripherals - 2.35%
Hewlett-Packard Co.	100,000	2,268,000
Diversified Financial Services - 3.37%
JPMorgan Chase & Co.	98,000	3,248,700
Diversified Telecommunication Services - 2.37%
AT&T, Inc.	67,000	2,289,390
Electric Utilities - 4.86%
Exelon Corp.	50,000	1,849,000
Southern Co.	62,000	2,846,420
Total Electric Utilities		4,695,420

Electrical Equipment - 2.57%
Emerson Electric Co.	53,000	2,478,810
Energy Equipment & Services - 3.25%
National Oilwell Varco, Inc.	47,000	3,137,250
Food & Staples Retailing - 6.45%
CVS Caremark Corp.	74,000	3,325,560
Wal-Mart Stores, Inc.	44,000	2,896,080
Total Food & Staples Retailing		6,221,640

Health Care Equipment & Supplies - 3.92%
Becton Dickinson & Co.	19,000	1,389,470
Medtronic, Inc.	65,000	2,394,600
Total Health Care Equipment & Supplies		3,784,070

Health Care Providers & Services - 3.14%
Express Scripts Holding Co. (a)	58,000	3,027,020
Hotels, Restaurants & Leisure - 2.05%
Starbucks Corp.	36,000	1,976,040
Household Products - 0.77%
Procter & Gamble Co.	12,000	747,480
Industrial Conglomerates - 4.83%
General Electric Co.	244,000	4,657,960
Insurance - 3.16%
Aflac, Inc.	76,000	3,046,080
Media - 9.32%
Comcast Corp.	87,000	2,515,170
Time Warner Cable, Inc.	40,000	3,016,000
Walt Disney Co.	76,000	3,473,960
Total Media		9,005,130

Multiline Retail - 2.52%
Target Corp.	42,000	2,432,220
Multi-Utilities - 3.10%
Wisconsin Energy Corp.	79,000	2,989,360
Oil, Gas & Consumable Fuels - 6.50%
Apache Corp.	27,000	2,197,260
Chevron Corp.	24,000	2,359,440
Exxon Mobil Corp.	11,000	864,930
Marathon Oil Corp.	34,000	846,940
Total Oil, Gas & Consumable Fuels		6,268,570

Pharmaceuticals - 2.88%
Abbott Laboratories	45,000	2,780,550
Semiconductors & Semiconductor Equipment - 3.42%
Intel Corp.	128,000	3,307,520
Software - 2.00%
Microsoft Corp.	66,000	1,926,540
Specialty Retail - 1.94%
Home Depot, Inc.	38,000	1,874,920
Water Utilities - 2.06%
Aqua America, Inc.	86,000	1,986,600
Wireless Telecommunication Services - 1.76%
MetroPCS Communications, Inc. (a)	265,000	1,696,000
TOTAL COMMON STOCKS (Cost $85,494,981)		$95,453,830

SHORT-TERM INVESTMENTS - 1.28%
Money Market Funds - 1.28%
Fidelity Institutional Money Market Portfolio	1,232,548	1,232,548
TOTAL SHORT-TERM INVESTMENTS (Cost $1,232,548)		1,232,548

Total Investments (Cost $86,727,529) - 100.18%		96,686,378
Liabilities in Excess of Other Assets - (0.18%)		(169,896)
TOTAL NET ASSETS - 100.00%		$96,516,482

(a) Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$86,727,529
Gross unrealized appreciation	$13,646,760
Gross unrealized depreciation	$(3,687,911)
Net unrealized appreciation	$9,958,849

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Bright Rock Quality Large Cap Fund Growth (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$95,453,830	$-	$-	$95,453,830
Short-Term Investments	1,232,548	-	-	$1,232,548

Total Investments in Securities	$96,686,378	$-	$-	$96,686,378

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.